LEASES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease costs	$ 1.4	$ 1.5	$ 4.4	$ 4.5
Galaxy Digital Holdings, LP
Lessee, Lease, Description [Line Items]
Operating lease costs					$ 5.8	$ 7.8	$ 4.1